Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
IFRS Statement [Line Items]
Net income	$ 3,214	$ 3,545	$ 10,758	$ 10,517
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income
Change in unrealized gain/(loss)	8	16	(1,074)	151
Reclassification to earnings of net loss/(gain)	5	(30)	(5)	(64)
Changes in allowance for credit losses recognized in earnings	(2)		(3)	(2)
Income taxes relating to:
Change in unrealized gain/(loss)	(5)	(2)	297	(32)
Reclassification to earnings of net loss/(gain)	(1)	8		14
Net change in unrealized gain/(loss) on financial assets at fair value through other comprehensive income	5	(8)	(785)	67
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities
Unrealized gain/(loss)	(159)	1,264	3,359	(5,383)
Net gain/(loss) on hedges	65	(576)	(1,187)	2,337
Income taxes relating to:
Net gain/(loss) on hedges	(17)	151	311	(612)
Net change in unrealized foreign currency translation gain/(loss) on investments in foreign operations, net of hedging activities	(111)	839	2,483	(3,658)
Net change in gain/(loss) on derivatives designated as cash flow hedges
Change in gain/(loss)	(408)	1,142	(4,694)	(1,156)
Reclassification to earnings of loss/(gain)	861	(860)	(500)	422
Income taxes relating to:
Change in gain/(loss)	117	(281)	1,241	243
Reclassification to earnings of loss/(gain)	(231)	208	82	(51)
Net change in gain/(loss) on derivatives designated as cash flow hedges	339	209	(3,871)	(542)
Actuarial gain/(loss) on employee benefit plans
Gain/(loss)	381	114	1,504	1,763
Income taxes	(100)	(30)	(395)	(463)
Actuarial gain/(loss) on employee benefit plans	281	84	1,109	1,300
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income
Change in net unrealized gain/(loss)	(410)	167	(152)	532
Income taxes	108	(43)	40	(139)
Change in net unrealized gain/(loss) on equity securities designated at fair value through other comprehensive income	(302)	124	(112)	393
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss
Gain/(loss)	50	2	35	50
Income taxes	(13)		(9)	(13)
Gain/(loss) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	37	2	26	37
Total other comprehensive income (loss)	(151)	1,506	(3,629)	(2,973)
Total comprehensive income (loss)	3,063	5,051	7,129	7,544
Attributable to:
Comprehensive income (loss), attributable to shareholders	3,020	4,995	6,977	7,358
Preferred shareholders and other equity instrument holders	43	56	152	186
Schwab [Member]
Income taxes relating to:
Share of other comprehensive income (loss) from investment in Schwab	$ (400)	$ 256	$ (2,479)	$ (570)